General and administrative expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
General and administrative expenses [Abstract]
Staff salaries	$ 2,020,970	$ 1,493,475	$ 1,360,582
Share-based compensation	571,321	11,250	16,674
Office administration	590,518	245,477	466,550
Bank charges and foreign exchange	61,295	48,942	45,326
Auditors' remuneration	870,394	109,517	96,720
Other professional fees	589,720	535,857	181,948
Other administration costs	965,717	530,621	431,231
General and administrative expenses	5,669,935	2,975,139	2,599,031
Initial public offering costs	$ 721,375